Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 27,008,765	$ 20,531,969
Nominal contract amount of hedging instruments	207,057	241,287
Fair value of trading assets	328,450	394,212
Fair value of hedging assets	1,793	3,215
Gross total fair values of derivative assets	330,243	397,427
Fair value of derivative assets	219,818	290,872
Fair value of trading liabilities	323,351	381,325
Fair value of hedging liabilities	3,895	5,049
Gross total fair values of derivative liabilities	327,246	386,374
Fair value of derivative liabilities	216,821	279,819
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(110,425)	(106,555)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(110,425)	(106,555)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	6,215,518	5,819,814
Nominal contract amount of hedging instruments	28,768	26,281
Fair value of trading assets	78,089	126,185
Fair value of hedging assets	428	1,228
Gross total fair values of derivative assets	78,517	127,413
Fair value of trading liabilities	74,915	118,813
Fair value of hedging liabilities	853	968
Gross total fair values of derivative liabilities	75,768	119,781
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	19,751,577	13,729,757
Nominal contract amount of hedging instruments	178,289	215,006
Fair value of trading assets	235,430	253,398
Fair value of hedging assets	1,365	1,987
Gross total fair values of derivative assets	236,795	255,385
Fair value of trading liabilities	229,989	245,941
Fair value of hedging liabilities	3,042	4,081
Gross total fair values of derivative liabilities	233,031	250,022
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	590,156	472,169
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	9,353	7,410
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	9,353	7,410
Fair value of trading liabilities	11,845	9,240
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	11,845	9,240
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	391,798	448,220
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	4,692	5,199
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	4,692	5,199
Fair value of trading liabilities	5,369	5,767
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	5,369	5,767
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	59,716	62,009
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	886	2,020
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	886	2,020
Fair value of trading liabilities	1,233	1,564
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 1,233	$ 1,564